Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Residential Mortgages (Detail) - Retail [member] - Residential mortgages [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 495	$ 484	$ 518	$ 402
Provision for credit losses
Model changes	(11)		(11)
Originations	31	24	84	51
Maturities	(10)	(8)	(44)	(22)
Changes in risk, parameters and exposures	(50)	46	(52)	152
Write-offs	(9)	(9)	(28)	(31)
Recoveries	3	2	8	8
Exchange rate and other	0	(8)	(26)	(29)
Balance at end of period	449	531	449	531
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	192	114	206	146
Provision for credit losses
Model changes	(6)		(6)
Transfers to Stage 1	41	56	161	116
Transfers to Stage 2	(2)	(5)	(12)	(31)
Transfers to Stage 3	(1)		(2)	(2)
Originations	31	24	84	51
Maturities	(7)	(4)	(23)	(11)
Changes in risk, parameters and exposures	(64)	(26)	(220)	(110)
Exchange rate and other	2	(2)	(2)	(2)
Balance at end of period	186	157	186	157
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	148	223	160	77
Provision for credit losses
Model changes	(5)		(5)
Transfers to Stage 1	(36)	(50)	(146)	(89)
Transfers to Stage 2	3	8	15	37
Transfers to Stage 3	(11)	(11)	(38)	(26)
Maturities	(3)	(4)	(21)	(11)
Changes in risk, parameters and exposures	9	61	150	249
Exchange rate and other	2	(4)	(8)	(14)
Balance at end of period	107	223	107	223
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	155	147	152	179
Provision for credit losses
Transfers to Stage 1	(5)	(6)	(15)	(27)
Transfers to Stage 2	(1)	(3)	(3)	(6)
Transfers to Stage 3	12	11	40	28
Changes in risk, parameters and exposures	5	11	18	13
Write-offs	(9)	(9)	(28)	(31)
Recoveries	3	2	8	8
Exchange rate and other	(4)	(2)	(16)	(13)
Balance at end of period	$ 156	$ 151	$ 156	$ 151